INCOME TAXES (Schedule of Effect of Tax Holidays) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation allowance	$ 24,997	$ 24,059	$ 27,062	$ 41,316
The aggregate dollar effect	$ 17,400	$ 5,200	$ 7,800
Per share effect-basic and diluted	$ 0.05	$ 0.02	$ 0.02
Xinjiang Daqo
Preferential tax rate	15.00%